UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Short Duration Fund

Class A: PPIAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-A

R-105368-2 (05/26)

DWS Short Duration Fund

Class C: PPLCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-C

R-105368-2 (05/26)

DWS Short Duration Fund

Class R6: PPLZX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.50%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-R6

R-105368-2 (05/26)

DWS Short Duration Fund

Class S: DBPIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-S

R-105368-2 (05/26)

DWS Short Duration Fund

Institutional Class: PPILX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-I

R-105368-2 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Semiannual Financial Statements and Other Information
DWS Short Duration Fund

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Short Duration Fund

Investment Portfolioas of March 31, 2026 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 45.8%
Communication Services 1.1%
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031	500,000	496,360
Directv Financing LLC:
144A, 5.875%, 8/15/2027	480,000	479,494
144A, 8.875%, 2/1/2030	1,107,000	1,104,537
Discovery Global Holdings, Inc., 4.054%, 3/15/2029	1,100,000	1,064,250
DISH Network Corp., 144A, 11.75%, 11/15/2027	500,000	515,123
Flash Compute LLC, 144A, 7.25%, 12/31/2030	565,000	568,837
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028	600,000	578,930
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029 (a)	610,000	572,417
Match Group Holdings II LLC, 144A, 4.625%, 6/1/2028	1,150,000	1,124,281
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	626,736
Orange SA, 9.0%, 3/1/2031	3,000,000	3,545,795
Univision Communications, Inc.:
144A, 4.5%, 5/1/2029	580,000	544,905
144A, 8.0%, 8/15/2028	550,000	558,246
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031	568,000	581,292
		12,361,203
Consumer Discretionary 4.8%
Carnival Corp.:
144A, 4.0%, 8/1/2028	555,000	541,945
144A, 5.75%, 8/1/2032	1,000,000	999,675
Ford Motor Credit Co. LLC:
4.0%, 11/13/2030	1,400,000	1,302,837
5.303%, 9/6/2029	2,000,000	1,989,565
5.73%, 9/5/2030	3,000,000	2,996,973
5.8%, 3/5/2027	1,450,000	1,457,997
7.35%, 3/6/2030	3,500,000	3,692,259
General Motors Financial Co., Inc.:
4.6%, 1/8/2031	1,005,000	990,496
4.9%, 10/6/2029	2,174,000	2,184,831
5.05%, 4/4/2028	4,000,000	4,034,725
5.35%, 1/7/2030	3,000,000	3,054,669
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	5,020,731
144A, 5.0%, 1/7/2028	5,000,000	5,032,791
144A, 5.275%, 6/24/2027	4,000,000	4,033,800
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	3

	Principal Amount ($)	Value ($)
Las Vegas Sands Corp.:
5.625%, 6/15/2028	1,290,000	1,306,798
5.9%, 6/1/2027	1,500,000	1,519,497
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030	1,085,000	1,107,775
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033	1,448,000	1,409,619
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	733,597
Odeon Finco PLC, 144A, 12.75%, 11/1/2027	500,000	514,665
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,065,598
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	522,523
Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,111,806
144A, 5.35%, 3/17/2028	1,013,000	1,020,193
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,000,848
Volkswagen Group of America Finance LLC:
144A, 4.55%, 9/11/2028	3,000,000	2,991,320
144A, 4.85%, 8/15/2027	4,000,000	4,011,974
		55,649,507
Consumer Staples 0.5%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,706,325
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028 (a)	600,000	557,954
Coty, Inc., 144A, 4.75%, 1/15/2029	2,000,000	1,946,603
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029	500,000	467,872
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033	575,000	580,953
		5,259,707
Energy 4.2%
APA Corp., 4.375%, 10/15/2028	2,000,000	2,009,545
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	1,100,000	1,118,889
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,791,661
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,468,441
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,170,730
Expand Energy Corp., 144A, 5.875%, 2/1/2029	4,500,000	4,502,986
Genesis Energy LP, 8.25%, 1/15/2029	530,000	547,647
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	858,246
Helmerich & Payne, Inc., 4.65%, 12/1/2027	3,000,000	3,002,960
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	3,000,000	2,882,812
HF Sinclair Corp.:
5.5%, 9/1/2032	1,170,000	1,172,666
5.75%, 1/15/2031	1,486,000	1,518,314
The accompanying notes are an integral part of the financial statements.

4	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	674,220
Kodiak Gas Services LLC, 144A, 5.875%, 4/1/2031	581,000	583,877
ONEOK, Inc., 144A, 5.625%, 1/15/2028	4,000,000	4,051,258
Repsol E&P Capital Markets U.S. LLC, 144A, 5.204%, 9/16/2030	951,000	959,044
Saudi Arabian Oil Co., 144A, 4.0%, 2/2/2029	1,250,000	1,223,767
SM Energy Co., 144A, 7.0%, 8/1/2032 (a)	1,125,000	1,148,731
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,922,000	1,929,724
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,095,312
Sunoco LP, 144A, 5.625%, 3/15/2031	191,000	190,124
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	307,692	314,911
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030 (a)	1,500,000	1,531,579
Viper Energy Partners LLC, 4.9%, 8/1/2030	3,000,000	2,998,020
Woodside Finance Ltd., 5.4%, 5/19/2030	4,907,000	5,010,783
		48,756,247
Financials 25.7%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,086,758
3.3%, 1/30/2032	1,200,000	1,089,871
6.95%, 3/10/2055	5,000,000	5,117,385
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	837,273
Air Lease Corp., Series C, 4.125%, Perpetual	1,000,000	971,655
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,843,760
144A, 5.25%, 3/15/2030	957,000	964,874
144A, 6.5%, 7/18/2028	1,350,000	1,399,623
Ally Financial, Inc.:
5.737%, 5/15/2029	552,000	560,609
6.992%, 6/13/2029	8,000,000	8,332,458
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,824,119
Apollo Debt Solutions BDC, 144A, 5.2%, 12/8/2028	2,118,000	2,091,710
Ares Capital Corp.:
5.5%, 9/1/2030	3,000,000	2,946,502
5.95%, 7/15/2029	1,150,000	1,155,675
7.0%, 1/15/2027	3,050,000	3,091,180
Ares Strategic Income Fund, 144A, 4.85%, 1/15/2029	6,000,000	5,809,581
Aviation Capital Group LLC, 144A, 4.8%, 10/24/2030	3,016,000	2,981,167
Avolon Holdings Funding Ltd.:
144A, 4.2%, 4/15/2029	2,928,000	2,873,136
144A, 4.9%, 10/10/2030	4,000,000	3,972,132
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	5

	Principal Amount ($)	Value ($)
144A, 5.375%, 5/30/2030	1,257,000	1,270,706
144A, 5.75%, 3/1/2029	4,000,000	4,090,484
144A, 6.375%, 5/4/2028	1,330,000	1,368,976
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030	4,000,000	3,872,610
5.95%, 3/1/2031	1,429,000	1,363,304
Banco BTG Pactual SA, 144A, 5.5%, 1/27/2031	1,956,000	1,889,496
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029	921,000	941,446
Bank of America Corp., 5.933%, 9/15/2027	3,000,000	3,020,827
Banque Federative du Credit Mutuel SA, 144A, 4.541%, 1/15/2031	4,000,000	3,944,669
Barclays PLC:
4.375%, Perpetual	3,000,000	2,844,618
4.837%, 9/10/2028	674,000	676,593
6.49%, 9/13/2029	2,408,000	2,506,910
BGC Group, Inc.:
6.15%, 4/2/2030	3,843,000	3,908,691
6.6%, 6/10/2029	3,500,000	3,611,056
Blackstone Private Credit Fund:
4.95%, 9/26/2027	1,470,000	1,451,630
5.35%, 3/12/2031	1,384,000	1,314,543
5.95%, 7/16/2029	2,224,000	2,191,135
7.3%, 11/27/2028	1,500,000	1,530,696
Blackstone Secured Lending Fund:
5.3%, 6/30/2030	2,956,000	2,860,560
5.35%, 4/13/2028	3,000,000	2,977,347
5.875%, 11/15/2027	1,640,000	1,645,401
Blue Owl Credit Income Corp., 6.6%, 9/15/2029	6,820,000	6,794,092
BNP Paribas SA, 144A, 4.792%, 5/9/2029	2,674,000	2,683,506
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	500,000
144A, 5.389%, 5/28/2031	5,000,000	5,067,360
Capital One Financial Corp., 7.149%, 10/29/2027	980,000	993,402
Capital One NA, 5.974%, 8/9/2028	5,100,000	5,224,055
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	4,000,000	3,777,415
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,825,802
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	526,048
Citadel Securities Global Holdings LLC, 144A, 5.5%, 6/18/2030	2,000,000	2,031,852
Credit Agricole SA, 144A, 3.25%, 1/14/2030	2,000,000	1,876,366
Danske Bank A/S, 144A, 4.42%, 9/12/2031	4,000,000	3,927,204
The accompanying notes are an integral part of the financial statements.

6	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,206,551
F&G Global Funding:
144A, 4.5%, 1/9/2029	2,238,000	2,192,183
144A, 4.65%, 9/8/2028	1,395,000	1,377,471
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	4,000,000	3,981,139
First Citizens BancShares, Inc., 4.869%, 3/3/2032	6,000,000	5,796,938
Fiserv, Inc., 5.35%, 3/15/2031	3,000,000	3,029,468
Fortitude Global Funding, 144A, 4.625%, 10/6/2028	6,000,000	5,939,093
Goldman Sachs BDC, Inc., 5.1%, 1/28/2029	1,886,000	1,831,804
Goldman Sachs Private Credit Corp., 144A, 5.375%, 1/31/2029	5,000,000	4,914,581
Golub Capital Private Credit Fund, 5.8%, 9/12/2029 (a)	4,000,000	3,939,627
HPS Corporate Lending Fund, 144A, 5.3%, 6/5/2027	3,000,000	2,984,928
HSBC Holdings PLC:
4.7%, Perpetual (a)	3,000,000	2,732,664
4.899%, 3/3/2029	3,000,000	3,016,390
6.0%, Perpetual (a)	500,000	497,704
Icahn Enterprises LP, 5.25%, 5/15/2027	500,000	489,954
ING Groep NV:
4.858%, 3/25/2029	4,000,000	4,025,056
6.083%, 9/11/2027	2,910,000	2,928,094
Intesa Sanpaolo SpA, 144A, 3.875%, 1/12/2028	3,425,000	3,388,096
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,134,683
Lincoln Financial Global Funding, 144A, 4.2%, 1/12/2029	579,000	572,523
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,145,441
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	1,989,770
144A, 6.4%, 3/26/2029	4,000,000	4,144,487
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 4.566% (b), 9/23/2027	6,000,000	6,009,414
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,982,149
Morgan Stanley, 4.994%, 4/12/2029	3,000,000	3,027,504
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,292,646
Nomura Holdings, Inc., 1 day USD SOFR + 1.25%, 4.936% (b), 7/2/2027	4,500,000	4,527,376
Pershing Square Holdings Ltd., 144A, 5.5%, 10/28/2032	3,000,000	2,974,359
Rocket Mortgage LLC, 144A, 3.625%, 3/1/2029	1,180,000	1,117,451
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,931,513
5.741%, 3/20/2031 (a)	4,000,000	4,104,331
6.124%, 5/31/2027	611,000	612,251
6.565%, 6/12/2029	2,659,000	2,751,194
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	7

	Principal Amount ($)	Value ($)
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	3,620,000	3,597,750
SBL Holdings, Inc., 144A, 5.9%, 9/26/2028	4,000,000	3,775,047
SLM Corp., 3.125%, 11/2/2026	1,205,000	1,193,892
Societe Generale SA:
144A, 5.249%, 5/22/2029	2,129,000	2,149,660
144A, 5.5%, 4/13/2029	3,000,000	3,044,817
144A, 5.519%, 1/19/2028	3,000,000	3,019,971
Standard Chartered PLC:
144A, 4.299%, 1/13/2030	4,000,000	3,957,769
144A, 4.75%, Perpetual	635,000	580,740
144A, 5.688%, 5/14/2028	1,680,000	1,699,870
State Street Corp., Series I, 6.7%, Perpetual (a)	1,330,000	1,351,416
Stellantis Financial Services U.S. Corp., 144A, 5.4%, 9/15/2030	4,000,000	3,927,766
Synchrony Financial:
2.875%, 10/28/2031	2,500,000	2,181,031
5.019%, 7/29/2029 (a)	3,500,000	3,496,565
5.15%, 3/19/2029	3,000,000	3,007,274
5.45%, 3/6/2031	1,372,000	1,370,864
Takeoff Merger Sub, Inc., 144A, 4.4%, 3/24/2028	6,000,000	5,967,821
The Goldman Sachs Group, Inc., 4.937%, 4/23/2028	2,000,000	2,009,771
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,981,523
Voya Global Funding, 144A, 4.6%, 11/24/2030	1,585,000	1,561,061
		295,921,709
Health Care 1.5%
180 Medical, Inc., 144A, 3.875%, 10/15/2029	5,000,000	4,857,458
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,170,000	1,108,727
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	1,170,000	1,156,837
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,061,176
CVS Pass-Through Trust, 6.036%, 12/10/2028	399,062	402,808
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,859,519
Mylan, Inc., 4.55%, 4/15/2028	2,000,000	1,989,710
		17,436,235
Industrials 0.9%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,278,651
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,157,200
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,079,373
RXO, Inc., 144A, 6.375%, 5/15/2031	531,000	509,499
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Southwest Airlines Co., 4.375%, 11/15/2028	6,000,000	5,922,236
United Airlines Holdings, Inc., 5.375%, 3/1/2031	92,000	90,097
		10,037,056
Information Technology 2.5%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030	500,000	469,312
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	575,000	560,953
144A, 9.0%, 9/30/2029	500,000	482,337
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	3,975,558
6.65%, 8/2/2026	558,000	560,457
DXC Technology Co., 1.8%, 9/15/2026	3,069,000	3,031,003
Gartner, Inc., 4.95%, 3/20/2031	3,000,000	2,926,533
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,811,213
Global Payments, Inc.:
4.5%, 11/15/2028	6,000,000	5,941,250
4.95%, 8/15/2027	910,000	911,685
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,200,863
TD SYNNEX Corp., 4.3%, 1/17/2029	5,000,000	4,944,442
		28,815,606
Materials 1.7%
Anglo American Capital PLC, 144A, 4.625%, 3/19/2031	5,000,000	4,942,757
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	217,509
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,328,851
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	2,138,000	2,223,414
FMC Corp., 3.45%, 10/1/2029	500,000	446,622
Huntsman International LLC, 4.5%, 5/1/2029	3,000,000	2,805,327
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	1,140,000	1,134,452
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031	192,000	196,209
144A, 8.0%, 11/1/2027	575,000	582,342
Olin Corp., 5.625%, 8/1/2029	3,000,000	2,963,963
Olympus Water U.S. Holding Corp., 144A, 6.75%, 8/1/2032	582,000	554,252
		19,395,698
Real Estate 1.3%
Equinix Europe 2 Financing Corp. LLC, (REIT), 4.6%, 11/15/2030	4,000,000	3,962,699
Host Hotels & Resorts LP, (REIT), 4.25%, 12/15/2028	4,000,000	3,952,595
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,047,973
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029	600,000	575,938
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028	650,000	591,367
VICI Properties LP, (REIT), 4.75%, 4/1/2028	2,000,000	2,002,037
Vornado Realty LP, (REIT), 5.75%, 2/1/2033	3,240,000	3,177,233
		15,309,842
Utilities 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,802,308
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	441,000	433,213
Edison International:
5.75%, 6/15/2027	2,000,000	2,015,162
6.25%, 3/15/2030	2,000,000	2,072,017
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033	4,000,000	3,994,925
NRG Energy, Inc., 144A, 4.734%, 10/15/2030	4,000,000	3,961,106
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029	1,145,000	1,117,947
144A, 5.05%, 12/30/2026	1,632,000	1,636,934
		18,033,612
Total Corporate Bonds (Cost $526,539,471)		526,976,422
Mortgage-Backed Securities Pass-Throughs 5.8%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	9,710	9,628
5.0%, 4/1/2056, TBA	11,010,000	10,854,539
5.5%, 4/1/2056, TBA	30,000,000	30,134,100
Government National Mortgage Association:
5.5%, 4/1/2056, TBA	25,000,000	25,148,250
6.0%, 1/15/2039	11,076	11,617
7.0%, 6/20/2038	1,138	1,235
Total Mortgage-Backed Securities Pass-Throughs (Cost $66,482,928)		66,159,369
Asset-Backed 19.8%
Automobile Receivables 5.5%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2025-B, 144A, 4.697%, 9/15/2033	1,245,395	1,248,698
“C” , Series 2025-A, 144A, 4.844%, 6/15/2033	1,292,268	1,296,102
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	255,117	256,854
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	255,117	256,679
“C” , Series 2024-A, 144A, 6.022%, 5/17/2032	621,101	630,544
Avis Budget Rental Car Funding AESOP LLC:
“D” , Series 2021-1A, 144A, 3.71%, 8/20/2027	4,166,667	4,147,820
“C” , Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	313,868
“C” , Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	512,734
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.962% (b), 12/26/2031	82,385	82,709
CarMax Auto Owner Trust, “C” , Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,012,042
CarMax Select Receivables Trust, “C” , Series 2026-A, 4.43%, 5/17/2032	2,250,000	2,234,816
Carvana Auto Receivables Trust:
“D” , Series 2021-N3, 1.58%, 6/12/2028	1,209,265	1,180,772
“D” , Series 2021-N4, 2.3%, 9/11/2028	818,688	802,299
“E” , Series 2021-N1, 144A, 2.88%, 1/10/2028	1,814,755	1,804,653
“F” , Series 2021-N1, 144A, 4.55%, 1/10/2028	453,031	451,893
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,357,718
Chase Auto Owner Trust:
“B” , Series 2025-2A, 144A, 4.32%, 3/25/2031	1,000,000	992,480
“C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,042,881
Chesapeake Funding II LLC, “C” , Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,445,094
Consumer Portfolio Services Auto Trust, “B” , Series 2025-B, 144A, 4.79%, 11/15/2029	1,130,000	1,133,855
Corporate One Auto Receivables Trust, “B” , Series 2026-1A, 144A, 4.59%, 1/15/2031	1,575,000	1,567,163
CPS Auto Receivables Trust, “C” , Series 2023-C, 144A, 6.27%, 10/15/2029	1,187,705	1,196,018
Exeter Automobile Receivables Trust:
“E” , Series 2021-4A, 144A, 4.02%, 1/17/2028	4,000,000	3,985,710
“C” , Series 2025-3A, 5.09%, 10/15/2031	614,000	617,360
Ford Credit Auto Owner Trust:
“C” , Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	99,887
“C” , Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,204,099
“D” , Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	891,567
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,031,557
Hertz Vehicle Financing III LLC:
“1D” , Series 2023-1A, 144A, 9.13%, 6/25/2027	250,000	251,154
“D” , Series 2023-1A, 144A, 9.13%, 6/25/2027	125,000	125,577
“D” , Series 2023-3A, 144A, 9.43%, 2/25/2028	3,550,000	3,606,387
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2026-1, 144A, 4.503%, 2/20/2034	4,000,000	3,982,458
“B1” , Series 2025-2, 144A, 4.835%, 9/20/2033	2,401,040	2,405,126
“B1” , Series 2025-1, 144A, 4.957%, 3/21/2033	1,138,750	1,142,716
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	726,006	731,625
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	445,682	452,000
OCCU Auto Receivables Trust, “A3” , Series 2025-1A, 144A, 4.81%, 11/15/2029	1,550,000	1,559,599
Onemain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	72,475	72,488
PenFed Auto Receivables Owner Trust, “C” , Series 2022-A, 144A, 4.83%, 12/15/2028	591,446	591,481
Santander Bank Auto Credit-Linked Notes, “C” , Series 2023-B, 144A, 5.933%, 12/15/2033	738,232	746,411
Santander Consumer Auto Receivables Trust:
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	2,321	2,319
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	196,638	195,995
Santander Drive Auto Receivables Trust:
“C” , Series 2022-5, 4.74%, 10/16/2028	20,680	20,684
“C” , Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,521,652
Securitized Term Auto Receivables Trust:
“C” , Series 2026-A, 144A, 4.431%, 3/25/2033	1,837,362	1,833,768
“C” , Series 2025-A, 144A, 5.185%, 7/25/2031	546,243	550,552
U.S. Bank NA:
“B1” , Series 2026-RVM1, 144A, 4.959%, 12/25/2046	2,500,000	2,488,366
“B” , Series 2023-1, 144A, 6.789%, 8/25/2032	315,958	318,627
United Auto Credit Securitization Trust:
“B” , Series 2026-1, 144A, 4.63%, 5/10/2029	1,200,000	1,198,185
“C” , Series 2026-1, 144A, 5.06%, 6/10/2031	2,250,000	2,243,880
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	127,642	127,741
		62,966,663
Credit Card Receivables 1.4%
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,304,901
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	477,016	477,533
Evergreen Credit Card Trust:
“C” , Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,491,357
“C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,975,690
Mercury Financial Credit Card Master Trust, “A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	4,420,000	4,427,233
Mission Lane Credit Card Master Trust:
“B” , Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,755,645
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“C” , Series 2025-C, 144A, 5.37%, 12/16/2030	2,443,000	2,439,278
“C” , Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,002,893
“A” , Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,003,246
		16,877,776
Home Equity Loans 1.2%
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 3.927% (b), 1/15/2037	360,592	348,806
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 2.921%, 12/25/2036	1,530,382	1,236,030
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 4.843% (b), 12/25/2034	395,501	373,577
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 4.833% (b), 6/25/2034	1,508,945	1,587,179
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	1,835,483	1,833,197
“A1A” , Series 2025-CES2, 144A, 5.503%, 2/25/2055	2,325,418	2,334,392
“A1A” , Series 2025-CES1, 144A, 5.653%, 1/25/2045	1,758,555	1,767,131
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,254,719	1,259,648
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	17,484
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	81,489
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	4	4
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	2,976,839	2,996,422
		13,835,359
Miscellaneous 11.7%
AGL CLO 44 Ltd., “C” , Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.631% (b), 10/22/2037	1,250,000	1,239,159
AIMCO CLO 20 Ltd., “BR” , Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.221% (b), 10/16/2038	1,500,000	1,499,460
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.568% (b), 7/24/2037	2,700,000	2,704,050
Apidos CLO LIV Ltd., “B” , Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.268% (b), 10/20/2038	750,000	749,978
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.022% (b), 7/15/2037	2,000,000	2,000,820
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.018% (b), 4/26/2037	1,875,000	1,875,692
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.249% (b), 1/22/2038	2,000,000	1,991,824
Apidos CLO XXXIX Ltd., “BR” , Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.2% (b), 10/21/2038	3,000,000	2,993,967
Applebee’s Funding LLC, “A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,772,182
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,423,939
ARES LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.272% (b), 7/15/2038	2,000,000	1,991,428
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.178% (b), 7/20/2037	750,000	750,192
Battalion CLO XV Ltd., “BR” , Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.168% (b), 1/17/2033	2,500,000	2,492,140
Benefit Street Partners CLO 44 Ltd., “B” , Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.274% (b), 1/15/2039	3,500,000	3,478,954
CIFC Funding Ltd.:
“BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.369% (b), 1/22/2038	1,325,000	1,327,022
“B” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (b), 10/24/2038	1,508,000	1,508,309
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,800,156
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	1,092,000	1,081,270
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,888,250
DB Master Finance LLC, “A2I” , Series 2025-1A, 144A, 4.891%, 8/20/2055	1,396,500	1,383,195
Dell Equipment Finance Trust, “C” , Series 2025-1, 144A, 5.25%, 2/24/2031	1,100,000	1,111,497
Domino’s Pizza Master Issuer LLC, “A2II” , Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,084,630
Dryden 68 CLO Ltd., “ARR” , Series 2019-68A, 144A, 3 mo. USD Term SOFR + 1.1%, 4.772% (b), 7/15/2035	2,500,000	2,498,762
Elara HGV Timeshare Issuer LLC:
“A” , Series 2023-A, 144A, 6.16%, 2/25/2038	788,381	810,622
“C” , Series 2023-A, 144A, 7.3%, 2/25/2038	225,252	231,820
Elmwood CLO 43 Ltd., “B” , Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.368% (b), 7/20/2038	1,234,000	1,235,628
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Empower CLO Ltd., “A1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.192% (b), 7/15/2037	1,412,000	1,409,549
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.038% (b), 10/20/2037	2,000,000	2,000,904
Golub Capital Partners CLO 76 B Ltd., “A1” , Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.038% (b), 10/25/2037	2,000,000	1,999,932
Hilton Grand Vacations Trust:
“B” , Series 2025-3EXT, 144A, 4.9%, 10/25/2044	1,124,668	1,116,531
“B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	1,647,276	1,665,154
HINNT LLC:
“B” , Series 2025-B, 144A, 4.75%, 5/15/2045	1,913,015	1,903,861
“B” , Series 2024-A, 144A, 5.84%, 3/15/2043	420,690	426,458
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,249,615
HPEFS Equipment Trust:
“C” , Series 2025-2A, 144A, 4.41%, 11/22/2032	1,200,000	1,192,707
“D” , Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	655,392
“C” , Series 2023-2A, 144A, 6.48%, 1/21/2031	348,554	348,888
Jersey Mike’s Funding LLC:
“A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	995,000	1,009,844
“A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	1,435,500	1,451,746
LCM XVI LP, “BR2” , Series 16A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.684% (b), 10/15/2031	676,664	676,740
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.23% (b), 10/21/2037	1,000,000	996,048
MetroNet Infrastructure Issuer LLC, “A2” , Series 2026-1A, 144A, 5.273%, 4/20/2056	1,250,000	1,250,547
Mosaic Solar Loan Trust:
“A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	4,088,183	3,604,572
“A” , Series 2023-1A, 144A, 5.32%, 6/20/2053	109,333	101,125
“A” , Series 2023-4A, 144A, 6.4%, 5/20/2053	353,210	351,226
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	75,862	73,337
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	57,972	57,395
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	153,169	152,944
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	389,569	386,568
“B” , Series 2025-2A, 144A, 4.72%, 10/20/2044	930,659	916,753
“B” , Series 2025-1A, 144A, 5.21%, 9/22/2042	1,138,963	1,140,014
“B” , Series 2023-1A, 144A, 5.42%, 10/20/2040	687,995	692,559
“B” , Series 2024-1A, 144A, 5.51%, 2/20/2043	780,891	788,364
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
Neuberger Berman CLO XVII Ltd., “AR3” , Series 2014-17A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.069% (b), 7/22/2038	1,000,000	1,000,336
Neuberger Berman Loan Advisers CLO 42 Ltd., “CR” , Series 2021-42A, 144A, 3 mo. USD Term SOFR + 1.85%, 5.521% (b), 7/16/2036	1,000,000	1,000,700
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	361,670	358,796
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	683,314	674,043
OCP CLO Ltd.:
“A2” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.221% (b), 10/16/2037	1,000,000	996,623
“CR2” , Series 2021-23A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.368% (b), 1/17/2039	2,000,000	1,985,874
“B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.371% (b), 10/16/2037	1,000,000	1,000,211
“BR2” , Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (b), 7/20/2037	250,000	250,034
OZLM XIV Ltd., “A2R3” , Series 2015-14A, 144A, 3 mo. USD Term SOFR + 1.84%, 5.512% (b), 1/15/2038	2,000,000	2,000,352
Palmer Square CLO Ltd.:
“A1R” , Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.018% (b), 7/20/2037	2,300,000	2,299,938
“BR3” , Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.603% (b), 11/15/2036	1,750,000	1,737,869
Park Avenue Institutional Advisers CLO Ltd., “A2RR” , Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.163% (b), 10/15/2034	1,610,000	1,598,566
Pikes Peak CLO 6, “CRR” , Series 2020-6A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.255% (b), 5/18/2034	2,000,000	1,989,132
Pikes Peak CLO Ltd., “BR” , Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (b), 7/20/2038	2,500,000	2,504,980
Point Broadband Funding LLC, “A2” , Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,000,736
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.418% (b), 7/20/2038	1,600,000	1,594,242
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.372% (b), 1/15/2040	2,400,000	2,399,940
RR 43 Ltd., “A2” , Series 2026-43A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.153% (b), 10/15/2039	1,294,000	1,291,306
Sculptor CLO XXVI Ltd., “CR” , Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.868% (b), 1/20/2038	2,000,000	1,985,662
Service Experts Issuer LLC, “A” , Series 2025-1A, 144A, 5.38%, 1/20/2037	1,605,291	1,598,228
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055	3,491,250	3,452,519
Sesac Finance LLC, “A2” , Series 2025-1, 144A, 5.5%, 7/25/2055	800,000	784,222
Sixth Street CLO 29 Ltd., “B” , Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.318% (b), 7/17/2038	929,000	929,916
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.07% (b), 1/20/2038	2,000,000	1,992,982
Sixth Street CLO XXV Ltd., “B” , Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.468% (b), 7/24/2037	2,700,000	2,701,747
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,225,299
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,143,943
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	2,438,000	2,380,974
Texas Debt Capital CLO Ltd., “A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.218% (b), 7/20/2038	2,200,000	2,190,729
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.198% (b), 4/25/2037	1,500,000	1,500,281
Trimaran CAVU Ltd., “BR” , Series 2023-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.215% (b), 1/20/2039	2,000,000	1,972,174
Voya CLO Ltd., “B” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2.0%, 5.672% (b), 4/15/2037	2,650,000	2,651,773
Wendy’s Funding LLC, “A2I” , Series 2025-1A, 144A, 5.422%, 12/15/2055	2,493,750	2,468,312
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,218,682
Zais CLO 13 Ltd., “A1AR” , Series 2019-13A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.972% (b), 7/15/2032	689,822	689,854
Zayo Issuer LLC:
“A2” , Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,018,301
“A2” , Series 2025-2A, 144A, 5.953%, 6/20/2055	1,500,000	1,526,124
		134,659,119
Total Asset-Backed (Cost $228,157,825)		228,338,917
Commercial Mortgage-Backed Securities 7.0%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	2,500,000	2,356,250
“C” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	1,000,000	937,500
BAHA Trust, “A” , Series 2024-MAR, 144A, 5.574% (b), 12/10/2041	3,343,000	3,411,175
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
Bank, “A5” , Series 2021-BN34, 2.438%, 6/15/2063	500,000	440,103
BPR Trust, “A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	904,166
BX Commercial Mortgage Trust:
“A” , Series 2021-VIV5, 144A, 2.843%, 3/9/2044	375,000	346,275
“B” , Series 2020-VIV3, 144A, 3.544% (b), 3/9/2044	2,000,000	1,883,849
“A” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 4.719% (b), 4/15/2034	941,959	937,249
BX Trust:
“D” , Series 2019-OC11, 144A, 3.944% (b), 12/9/2041	2,500,000	2,363,349
“B” , Series 2025-ARIA, 144A, 5.177%, 12/13/2042	1,000,000	1,000,737
BXP Trust, “A” , Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.57% (b), 11/15/2034	3,099,057	3,001,676
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	979,170	970,193
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	996,944
FHLMC Multifamily Structured Pass-Through Certificates:
“X1” , Series K058, Interest Only, 0.892% (b), 8/25/2026	20,828,614	22,982
“X1P” , Series KL05, Interest Only, 0.892% (b), 6/25/2029	17,800,000	460,714
Fontainebleau Miami Beach Mortgage Trust, “C” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 5.823% (b), 12/15/2039	533,000	533,666
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 2.0%, 5.662% (b), 1/25/2051	162,767	162,476
“M2” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 7.412% (b), 1/25/2051	1,808,000	1,874,771
Hawaii Hotel Trust, “B” , Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.415% (b), 3/15/2042	750,000	749,531
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 5.613% (b), 5/15/2037	750,000	749,531
Hudson Yards Mortgage Trust:
“A” , Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,900,835
“C” , Series 2025-SPRL, 144A, 5.952% (b), 1/13/2040	540,000	553,319
ILPT Commercial Mortgage Trust, “C” , Series 2025-LPF2, 144A, 5.829% (b), 7/13/2042	1,000,000	1,000,697
IRV Trust, “C” , Series 2025-200P, 144A, 5.73% (b), 3/14/2047	1,905,000	1,886,125
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	956,569
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2016-NINE, 144A, 2.854% (b), 9/6/2038	1,500,000	1,489,630
“B” , Series 2016-NINE, 144A, 2.854% (b), 9/6/2038	5,000,000	4,956,483
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	937,846
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.93% (b), 6/15/2035	5,281,517	3,433,092
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.613% (b), 6/15/2039	4,000,000	4,000,000
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.74% (b), 8/15/2038	2,975,160	2,960,284
LEX Mortgage Trust, “A” , Series 2024-BBG, 144A, 4.874% (b), 10/13/2033	750,000	746,829
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	963,579
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,950,000
MSWF Commercial Mortgage Trust, “XA” , Series 2023-2, Interest Only, 0.921% (b), 12/15/2056	14,810,942	798,650
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.037% (b), 1/15/2036	2,378,000	2,241,265
“B” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.287% (b), 1/15/2036	1,166,000	1,093,125
ROCK Trust:
“A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,208,723
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,090,058
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 5.414% (b), 5/15/2039	500,000	499,198
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,557,430
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.443% (b), 11/15/2036	500,000	499,375
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.115% (b), 2/15/2042	2,000,000	1,975,000
U.S. Bank C&I Credit-Linked Notes:
“B2” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.012% (b), 9/25/2032	1,645,112	1,645,746
“C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.562% (b), 9/25/2032	1,645,112	1,651,535
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 0.964% (b), 12/15/2050	21,532,866	286,288
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
“XA” , Series 2017-C1, Interest Only, 1.446% (b), 6/15/2050	15,291,137	139,585
WB Commercial Mortgage Trust, “A” , Series 2024-HQ, 144A, 5.541% (b), 3/15/2040	2,358,000	2,361,453
Wells Fargo Commercial Mortgage Trust, “A” , Series 2026-1250B, 144A, 4.833%, 3/10/2041	3,000,000	2,971,120
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.175% (b), 7/15/2040	1,700,000	1,714,437
Total Commercial Mortgage-Backed Securities (Cost $82,472,586)		80,571,413
Collateralized Mortgage Obligations 7.1%
Banc of America Mortgage Trust:
“2A3” , Series 2005-J, 5.092% (b), 11/25/2035	42,169	38,651
“2A8” , Series 2003-J, 5.118% (b), 11/25/2033	82,404	72,950
“A15” , Series 2006-2, 6.0%, 7/25/2046	4,412	3,913
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 5.709% (b), 1/25/2034	193,535	186,624
Chase Home Lending Mortgage Trust, “A11” , Series 2026-2, 144A, 30 day USD SOFR Average + 1.15%, 4.812% (b), 12/25/2056	1,968,779	1,964,416
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 5.012% (b), 2/25/2050	1,628,750	1,579,131
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.212% (b), 2/25/2050	848,798	822,340
CIM Trust, “A11” , Series 2019-INV3, 144A, 30 day USD SOFR Average + 1.064%, 4.726% (b), 8/25/2049	1,094,606	1,063,401
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	179,559	166,926
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	175,127	158,581
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	636,623	552,767
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.312% (b), 12/25/2041	495,007	495,764
“1M1” , Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 5.962% (b), 5/25/2043	1,824,114	1,858,164
“1B1” , Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 6.362% (b), 1/25/2044	1,000,000	1,016,545
“1M2” , Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.762% (b), 3/25/2042	250,000	253,428
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	33,992	33,831
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust, “A1A” , Series 2025-INV1, 144A, 5.087%, 11/25/2060	1,927,651	1,922,755
EFMT:
“A1A” , Series 2025-NQM5, 144A, 5.033%, 11/25/2070	3,750,289	3,731,919
“A1” , Series 2025-INV5, 144A, 5.077%, 12/25/2070	1,947,540	1,940,076
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	449,572	387,012
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	367,071	350,024
Federal Home Loan Mortgage Corp.:
“AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	3,567,048	472,417
“M2” , Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 6.426% (b), 1/25/2049	29,923	30,439
“M1B” , Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 6.912% (b), 4/25/2043	2,000,000	2,075,490
“AS” , Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 7.454% (b), 2/25/2055	2,841,941	2,863,121
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	4,203,477	3,578,124
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,368,723	387,434
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,101,933	433,749
“DE” , Series 2014-18, 4.0%, 8/25/2042	143,037	141,283
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	550,395	39,576
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	858,549	121,111
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.512% (b), 12/25/2054	2,902,329	2,945,314
“AF” , Series 2025-1, 30 day USD SOFR Average + 1.85%, 5.512% (b), 2/25/2055	3,638,548	3,689,204
“1A6” , Series 2007-W8, 6.831% (b), 9/25/2037	207,525	214,526
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.462% (b), 11/25/2041	1,200,000	1,202,986
“M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.226% (b), 3/25/2049	174,611	177,924
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	498,151	436,775
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,391,855	1,016,638
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,397,843	402,396
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,793,783	715,597
“JI” , Series 2021-121, Interest Only, 2.5%, 7/20/2051	6,424,953	771,728
“HJ” , Series 2024-8, 5.0%, 1/20/2054	2,788,964	2,436,179
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	85,223	16,134
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	51,277	48,741
Imperial Fund Mortgage Trust, “A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	483,529	415,070
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.212% (b), 3/25/2051	1,442,362	1,421,783
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 5.462% (b), 3/25/2051	2,943,638	2,916,280
“M1” , Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.043% (b), 10/25/2057	1,742,282	1,784,055
“M4” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 6.412% (b), 3/25/2051	603,354	597,299
JPMorgan Mortgage Trust:
“A11” , Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.762% (b), 8/25/2052	2,272,881	2,161,464
“A1” , Series 2025-NQM5, 144A, 4.879%, 5/25/2066	1,912,996	1,898,068
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.912% (b), 12/25/2054	1,756,645	1,759,795
“A1” , Series 2025-DSC1, 144A, 5.577% (b), 9/25/2065	1,791,195	1,798,945
“6A1” , Series 2005-A6, 6.75% (b), 8/25/2035	122,963	121,762
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 5.88% (b), 12/25/2034	1,712	1,691
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	40,592	39,498
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	280,734	250,655
OBX Trust:
“A1B” , Series 2026-NQM1, 144A, 4.846%, 11/25/2065	1,465,013	1,451,986
“A1” , Series 2025-NQM23, 144A, 4.872%, 10/25/2065	3,291,746	3,269,738
“A1B” , Series 2025-NQM20, 144A, 5.021%, 10/25/2065	3,964,846	3,943,789
“A1” , Series 2026-NQM5, 144A, 5.321%, 1/25/2066	2,000,000	1,999,992
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	22,333	22,258
Sequoia Mortgage Trust:
“B4” , Series 2013-2, 3.637% (b), 2/25/2043	331,369	324,673
“A1” , Series 2025-3, 144A, 6.0%, 4/25/2055	1,547,671	1,558,311
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	128,331	123,674
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	1,954,527	1,931,367
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)		Value ($)
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062		2,500,000	2,444,742
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064		174,178	166,353
“A1B” , Series 2026-R1, 144A, 4.832%, 10/25/2067		2,158,416	2,135,343
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033		153,141	151,581
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.812% (b), 7/25/2059		3,877,063	4,147,856
Total Collateralized Mortgage Obligations (Cost $81,672,903)			81,654,258
Government & Agency Obligations 15.4%
Other Government Related (c) 0.0%
Vnesheconombank:
144A, 5.942%, 11/21/2023* (d)		500,000	0
144A, 6.025%, 7/5/2022* (d)		1,500,000	0
			0
Sovereign Bonds 2.7%
Brazilian Government International Bond, 5.5%, 11/6/2030		1,692,000	1,720,172
Colombia Government International Bond, 3.75%, 9/19/2028	EUR	4,000,000	4,525,382
Development Bank of Kazakhstan JSC, 144A, 4.6%, 1/31/2031		3,000,000	2,928,980
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		1,492,000	1,499,833
Mexico Government International Bond:
4.75%, 3/22/2031		2,154,000	2,101,227
6.0%, 5/13/2030		447,000	461,527
North Macedonia Government International Bond, 144A, 3.875%, 1/21/2030	EUR	3,000,000	3,331,936
Romania Government International Bond, 144A, 5.875%, 1/30/2029		3,000,000	3,020,696
U.K. Gilts, REG S, 4.375%, 3/7/2028	GBP	8,600,000	11,374,191
			30,963,944
U.S. Treasury Obligations 12.7%
U.S. Treasury Bills, 3.608% (e), 6/11/2026 (f)		1,500,000	1,489,358
U.S. Treasury Notes:
0.625%, 3/31/2027		5,000,000	4,850,147
1.25%, 4/30/2028		13,000,000	12,337,305
1.25%, 6/30/2028		3,000,000	2,835,469
1.375%, 12/31/2028 (g)		15,000,000	14,049,609
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)
1.625%, 8/15/2029	5,000,000	4,652,930
3.25%, 6/30/2029	10,000,000	9,818,359
3.375%, 9/15/2027	10,000,000	9,934,766
3.5%, 2/15/2029	5,000,000	4,956,641
3.5%, 1/31/2030	4,000,000	3,944,375
3.625%, 8/31/2027	10,000,000	9,970,312
3.75%, 12/31/2028	5,000,000	4,990,039
3.75%, 5/31/2030	10,000,000	9,939,062
3.875%, 7/31/2027	10,000,000	10,003,906
3.875%, 3/15/2028	4,000,000	4,004,531
4.125%, 11/30/2029	6,000,000	6,049,687
4.25%, 2/28/2029	6,000,000	6,068,906
4.25%, 1/31/2030	7,000,000	7,088,594
4.5%, 5/15/2027	5,000,000	5,036,719
4.875%, 10/31/2028	4,000,000	4,102,031
5.25%, 11/15/2028	10,000,000	10,351,953
		146,474,699
Total Government & Agency Obligations (Cost 180,375,555)		177,438,643
Loan Participations and Assignments 0.3%
Senior Loans (b)
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.168%, 9/27/2029	994,924	998,501
Men’s Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	174,000	174,164
TransDigm, Inc., Term Loan L, 1 mo. USD Term SOFR + 2.5%, 6.168%, 1/19/2032	987,469	988,520
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.418%, 8/1/2030	1,725,841	1,703,733
Total Loan Participations and Assignments (Cost $3,881,554)		3,864,918

	Shares	Value ($)
Exchange-Traded Funds 0.6%
State Street SPDR Bloomberg Short Term High Yield Bond ETF (Cost $6,549,992)	260,000	6,494,800
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (h) (i) (Cost $14,213,309)	14,213,309	14,213,309
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Shares	Value ($)
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 3.66% (h) (Cost $38,273,222)	38,273,222	38,273,222

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $1,228,619,345)	106.3	1,223,985,271
Other Assets and Liabilities, Net	(6.3)	(72,726,680)
Net Assets	100.0	1,151,258,591
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 9/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (h) (i)
12,636,060	1,577,249 (j)	—	—	—	92,540	—	14,213,309	14,213,309
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 3.66% (h)
19,063,325	248,845,615	229,635,718	—	—	445,192	—	38,273,222	38,273,222
31,699,385	250,422,864	229,635,718	—	—	537,732	—	52,486,531	52,486,531

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $13,851,452, which is 1.2% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

(g)	At March 31, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2026	592	123,672,211	122,807,625	(864,586)
At March 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2026	67	7,550,934	7,440,141	110,793
5 Year U.S. Treasury Note	USD	6/30/2026	104	11,403,993	11,250,687	153,306
Total unrealized appreciation						264,099
The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

At March 31, 2026, open credit default swap contracts sold were as follows:
Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount †	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized Depreciation ($)
Markit Commercial Mortgage Backed Securities Index Series 17	0.50%/ Monthly	Morgan Stanley Capital Services LLC 12/15/2056	5,000,000	USD	(71,473)	(33,721)	(37,752)

†
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of sell protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	8,650,000	USD	11,543,797	5/8/2026	95,407	Royal Bank of Canada
USD	5,754,095	JPY	915,000,000	5/8/2026	31,830	Morgan Stanley Capital Services LLC
Total unrealized appreciation					127,237

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	6,950,000	USD	8,033,283	5/8/2026	(14,919)	Morgan Stanley Capital Services LLC
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, credit default swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$526,976,422	$—	$526,976,422
Mortgage-Backed Securities Pass-Throughs	—	66,159,369	—	66,159,369
Asset-Backed (a)	—	228,338,917	—	228,338,917
Commercial Mortgage-Backed Securities	—	80,571,413	—	80,571,413
Collateralized Mortgage Obligations	—	81,654,258	—	81,654,258
Government & Agency Obligations (a)	—	177,438,643	0	177,438,643
Loan Participations and Assignments	—	3,864,918	—	3,864,918
Exchange-Traded Funds	6,494,800	—	—	6,494,800
Short-Term Investments (a)	52,486,531	—	—	52,486,531
Derivatives (b)
Futures Contracts	264,099	—	—	264,099
Forward Foreign Currency Contracts	—	127,237	—	127,237
Total	$59,245,430	$1,165,131,177	$0	$1,224,376,607

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(864,586)	$—	$—	$(864,586)
Forward Foreign Currency Contracts	—	(14,919)	—	(14,919)
Credit Default Swap Contracts	—	(37,752)	—	(37,752)
Total	$(864,586)	$(52,671)	$—	$(917,257)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Statement of Assets and Liabilities
as of March 31, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,176,132,814) — including $13,851,452 of securities loaned	$1,171,498,740
Investment in DWS Government & Agency Securities Portfolio (cost $14,213,309)*	14,213,309
Investment in affiliated securities, at value (cost $38,273,222)	38,273,222
Cash	3,023,480
Receivable for investments sold	9,414
Receivable for Fund shares sold	3,246,651
Interest receivable	9,430,370
Affiliated securities lending income receivable	15,685
Receivable for variation margin on futures contracts	16,005
Unrealized appreciation on forward foreign currency contracts	127,237
Other assets	64,351
Total assets	1,239,918,464
Liabilities
Payable upon return of securities loaned	14,213,309
Payable for investments purchased	2,011,225
Payable for investments purchased — TBA purchase commitments	66,608,264
Payable for Fund shares redeemed	4,136,962
Unrealized depreciation on bilateral swap contracts	37,752
Unrealized depreciation on forward foreign currency contracts	14,919
Upfront payments received on bilateral swap contracts	33,721
Distributions payable	870,459
Accrued management fee	172,600
Accrued Trustees' fees	6,827
Other accrued expenses and payables	553,835
Total liabilities	88,659,873
Net assets, at value	$1,151,258,591
Net Assets Consist of
Distributable earnings (loss)	(180,915,580)
Paid-in capital	1,332,174,171
Net assets, at value	$1,151,258,591
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

Statement of Assets and Liabilities as of March 31, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($157,935,806 ÷ 18,800,660 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.40
Maximum offering price per share (100 ÷ 97.75 of $8.40)	$8.59
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($13,339,803 ÷ 1,587,770 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.40
Class R6
Net Asset Value, offering and redemption price per share ($9,721,434 ÷ 1,156,128 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.41
Class S
Net Asset Value, offering and redemption price per share ($214,223,141 ÷ 25,438,696 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.42
Institutional Class
Net Asset Value, offering and redemption price per share ($756,038,407 ÷ 89,972,409 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.40
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Statement of Operations
for the six months ended March 31, 2026 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $2,579)	$28,484,770
Dividends	104,223
Income distributions from affiliated securities	445,192
Affiliated securities lending income	92,540
Total income	29,126,725
Expenses:
Management fee	2,102,163
Administration fee	558,657
Services to shareholders	709,751
Distribution and service fees	262,601
Custodian fee	13,750
Professional fees	38,324
Reports to shareholders	38,245
Registration fees	53,747
Trustees' fees and expenses	18,210
Other	44,169
Total expenses before expense reductions	3,839,617
Expense reductions	(1,173,288)
Total expenses after expense reductions	2,666,329
Net investment income	26,460,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,014,017)
Swap contracts	3,299
Futures	96,641
Forward foreign currency contracts	292,421
Foreign currency	(31,464)
(1,653,120)
Change in net unrealized appreciation (depreciation) on:
Investments	(9,851,887)
Swap contracts	(37,752)
Futures	(477,001)
Forward foreign currency contracts	170,061
Foreign currency	(1,614)
(10,198,193)
Net gain (loss)	(11,851,313)
Net increase (decrease) in net assets resulting from operations	$14,609,083
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended March 31, 2026	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$26,460,396	$54,137,506
Net realized gain (loss)	(1,653,120)	(2,243,373)
Change in net unrealized appreciation (depreciation)	(10,198,193)	6,823,159
Net increase (decrease) in net assets resulting from operations	14,609,083	58,717,292
Distributions to shareholders:
Class A	(3,559,145)	(7,299,106)
Class C	(225,522)	(458,649)
Class R6	(227,806)	(460,773)
Class S	(4,998,594)	(11,855,263)
Institutional Class	(17,817,810)	(34,854,800)
Total distributions	(26,828,877)	(54,928,591)
Fund share transactions:
Proceeds from shares sold	257,219,013	523,073,323
Reinvestment of distributions	24,825,892	50,429,202
Payments for shares redeemed	(245,411,456)	(597,872,759)
Net increase (decrease) in net assets from Fund share transactions	36,633,449	(24,370,234)
Increase (decrease) in net assets	24,413,655	(20,581,533)
Net assets at beginning of period	1,126,844,936	1,147,426,469
Net assets at end of period	$1,151,258,591	$1,126,844,936

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.49	$8.46	$8.13	$8.08	$8.81	$8.78
Income (loss) from investment operations:
Net investment income[a]	.18	.38	.35	.27	.14	.15
Net realized and unrealized gain (loss)	(.08 )	.03	.35	.07	(.69 )	.05
Total from investment operations	.10	.41	.70	.34	(.55 )	.20
Less distributions from:
Net investment income	(.19 )	(.38 )	(.37 )	(.29 )	(.18 )	(.17 )
Net asset value, end of period	$8.40	$8.49	$8.46	$8.13	$8.08	$8.81
Total Return (%)[b,c]	1.12 *	5.02	8.64	4.41	(6.32)	2.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	158	160	166	171	215	275
Ratio of expenses before expense reductions (%)	.86 **	.88	.87	.87	.85	.85
Ratio of expenses after expense reductions (%)	.74 **	.74	.73	.74	.75	.78
Ratio of net investment income (%)	4.32 **	4.49	4.24	3.25	1.68	1.64
Portfolio turnover rate (%)	65 *	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.49	$8.46	$8.14	$8.08	$8.81	$8.77
Income (loss) from investment operations:
Net investment income[a]	.15	.31	.29	.21	.08	.08
Net realized and unrealized gain (loss)	(.09 )	.04	.34	.08	(.70 )	.06
Total from investment operations	.06	.35	.63	.29	(.62 )	.14
Less distributions from:
Net investment income	(.15 )	(.32 )	(.31 )	(.23 )	(.11 )	(.10 )
Net asset value, end of period	$8.40	$8.49	$8.46	$8.14	$8.08	$8.81
Total Return (%)[b,c]	.75 *	4.24	7.83	3.59	(7.06)	1.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	12	13	11	11	20
Ratio of expenses before expense reductions (%)	1.61 **	1.63	1.62	1.63	1.61	1.59
Ratio of expenses after expense reductions (%)	1.49 **	1.49	1.48	1.50	1.50	1.53
Ratio of net investment income (%)	3.57 **	3.74	3.50	2.52	.90	.92
Portfolio turnover rate (%)	65 *	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.50	$8.47	$8.14	$8.09	$8.82	$8.79
Income (loss) from investment operations:
Net investment income[a]	.20	.41	.39	.30	.17	.17
Net realized and unrealized gain (loss)	(.09 )	.03	.34	.08	(.70 )	.06
Total from investment operations	.11	.44	.73	.38	(.53 )	.23
Less distributions from:
Net investment income	(.20 )	(.41 )	(.40 )	(.33 )	(.20 )	(.20 )
Net asset value, end of period	$8.41	$8.50	$8.47	$8.14	$8.09	$8.82
Total Return (%)[b]	1.30 *	5.39	9.14	4.70	(6.02)	2.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	9	11	3	2	2
Ratio of expenses before expense reductions (%)	.51 **	.51	.51	.52	.51	.51
Ratio of expenses after expense reductions (%)	.38 **	.39	.38	.38	.46	.51
Ratio of net investment income (%)	4.68 **	4.84	4.67	3.64	1.99	1.91
Portfolio turnover rate (%)	65 *	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.51	$8.48	$8.16	$8.10	$8.84	$8.80
Income (loss) from investment operations:
Net investment income[a]	.19	.40	.37	.29	.17	.17
Net realized and unrealized gain (loss)	(.08 )	.03	.34	.08	(.71 )	.07
Total from investment operations	.11	.43	.71	.37	(.54 )	.24
Less distributions from:
Net investment income	(.20 )	(.40 )	(.39 )	(.31 )	(.20 )	(.20 )
Net asset value, end of period	$8.42	$8.51	$8.48	$8.16	$8.10	$8.84
Total Return (%)[b]	1.25 *	5.27	8.91	4.66	(6.16)	2.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	214	220	260	255	311	377
Ratio of expenses before expense reductions (%)	.67 **	.67	.67	.69	.68	.66
Ratio of expenses after expense reductions (%)	.49 **	.49	.50	.50	.50	.53
Ratio of net investment income (%)	4.57 **	4.73	4.47	3.49	1.94	1.89
Portfolio turnover rate (%)	65 *	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.49	$8.46	$8.14	$8.09	$8.82	$8.78
Income (loss) from investment operations:
Net investment income[a]	.20	.41	.38	.30	.17	.17
Net realized and unrealized gain (loss)	(.09 )	.03	.34	.08	(.69 )	.07
Total from investment operations	.11	.44	.72	.38	(.52 )	.24
Less distributions from:
Net investment income	(.20 )	(.41 )	(.40 )	(.33 )	(.21 )	(.20 )
Net asset value, end of period	$8.40	$8.49	$8.46	$8.14	$8.09	$8.82
Total Return (%)[b]	1.30 *	5.38	9.03	4.70	(6.02)	2.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	756	725	699	547	522	634
Ratio of expenses before expense reductions (%)	.61 **	.62	.60	.61	.60	.60
Ratio of expenses after expense reductions (%)	.38 **	.39	.38	.38	.46	.53
Ratio of net investment income (%)	4.68 **	4.84	4.61	3.64	1.98	1.88
Portfolio turnover rate (%)	65 *	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

38	|	DWS Short Duration Fund

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS Short Duration Fund	|	39

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces

40	|	DWS Short Duration Fund

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of March 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either

DWS Short Duration Fund	|	41

in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$14,213,309	$—	$—	$—	$14,213,309
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$14,213,309
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may

42	|	DWS Short Duration Fund

cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2025, the Fund had net tax basis capital loss carryforwards of $172,900,470, including short-term losses ($57,350,006) and long-term losses ($115,550,464), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $1,229,828,219. The net unrealized depreciation for all investments based on tax cost was $5,842,948. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $9,074,786 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $14,917,734.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund

DWS Short Duration Fund	|	43

may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash

44	|	DWS Short Duration Fund

flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended March 31, 2026, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional

DWS Short Duration Fund	|	45

amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
A summary of the open credit default swap contracts as of March 31, 2026 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2026, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $0 to $5,000,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $104,824,000 to $122,808,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $9,619,000 to $22,170,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2026, the Fund entered into forward

46	|	DWS Short Duration Fund

currency contracts for non-hedging purposes to seek to enhance potential gains and to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $4,705,000 to $19,577,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,754,000.
The following table summarizes the value of the Fund’s derivative instruments held as of March 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$264,099	$264,099
Foreign Exchange Contracts (b)	127,237	—	127,237
	$127,237	$264,099	$391,336
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

DWS Short Duration Fund	|	47

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$(864,586)	$(864,586)
Credit Contracts (b)	—	(37,752)	—	(37,752)
Foreign Exchange Contracts (b)	(14,919)	—	—	(14,919)
	$(14,919)	$(37,752)	$(864,586)	$(917,257)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts and swap contracts, respectively
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$96,641	$96,641
Credit Contracts (a)	—	3,299	—	3,299
Foreign Exchange Contracts (a)	292,421	—	—	292,421
	$292,421	$3,299	$96,641	$392,361
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$(477,001)	$(477,001)
Credit Contracts (a)	—	(37,752)	—	(37,752)
Foreign Exchange Contracts (a)	170,061	—	—	170,061
	$170,061	$(37,752)	$(477,001)	$(344,692)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively

48	|	DWS Short Duration Fund

As of March 31, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Morgan Stanley Capital Services LLC	$31,830	$(31,830)	$—	$—
Royal Bank of Canada	95,407	—	—	95,407
	$127,237	$(31,830)	$—	$95,407

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$52,671	$(31,830)	$—	$20,841
C.
Purchases and Sales of Securities
During the six months ended March 31, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$717,336,629	$750,193,093
U.S. Treasury Obligations	$61,136,495	$37,925,596

DWS Short Duration Fund	|	49

D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2025 through April 20, 2026 (through January 31, 2026 for Class A, Class C and Class S shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class C	1.48%
Class R6	.38%
Class S	.48%
Institutional Class	.38%
For the period from February 1, 2026 through April 20, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the

50	|	DWS Short Duration Fund

total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Effective April 21, 2026 through September 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.59%
Class C	1.34%
Class R6	.34%
Class S	.34%
Institutional Class	.34%
For the six months ended March 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$102,503
Class C	7,839
Class R6	6,047
Class S	199,981
Institutional Class	856,918
$1,173,288
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2026, the Administration Fee was $558,657, of which $95,633 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

DWS Short Duration Fund	|	51

functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2026
Class A	$12,440	$4,194
Class C	414	149
Class R6	184	70
Class S	74,887	25,552
Institutional Class	455	157
	$88,380	$30,122
In addition, for the six months ended March 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$79,819
Class C	6,488
Class S	108,253
Institutional Class	397,956
$592,516
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2026
Class C	$46,561	$8,559
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

52	|	DWS Short Duration Fund

accounts the firms service. For the six months ended March 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2026	Annualized Rate
Class A	$200,520	$65,741.25%
Class C	15,520	5,813.25%
	$216,040	$71,554
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2026 aggregated $3,553.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2026, the CDSC for Class C shares aggregated $98. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2026, DDI received $10,822 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $466, of which $314 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Short Duration Fund	|	53

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,581,343	$21,897,705	3,615,332	$30,401,353
Class C	445,793	3,784,402	408,596	3,432,627
Class R6	138,443	1,176,102	252,714	2,122,901
Class S	1,875,448	15,943,483	4,331,934	36,455,017
Institutional Class	25,265,897	214,417,321	53,604,411	450,661,425
		$257,219,013		$523,073,323
Shares issued to shareholders in reinvestment of distributions
Class A	400,726	$3,397,771	820,655	$6,896,479
Class C	24,389	206,797	50,543	424,841
Class R6	25,479	216,284	53,272	448,052
Class S	550,953	4,682,506	1,324,266	11,149,443
Institutional Class	1,924,026	16,322,534	3,746,936	31,510,387
		$24,825,892		$50,429,202
Shares redeemed
Class A	(3,075,365)	$(26,073,185)	(5,127,692)	$(43,049,453)
Class C	(288,162)	(2,442,213)	(537,636)	(4,509,177)
Class R6	(78,675)	(668,086)	(478,833)	(4,028,547)
Class S	(2,836,006)	(24,119,054)	(10,489,685)	(88,347,914)
Institutional Class	(22,653,620)	(192,108,918)	(54,464,155)	(457,937,668)
		$(245,411,456)		$(597,872,759)

54	|	DWS Short Duration Fund

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(93,296)	$(777,709)	(691,705)	$(5,751,621)
Class C	182,020	1,548,986	(78,497)	(651,709)
Class R6	85,247	724,300	(172,847)	(1,457,594)
Class S	(409,605)	(3,493,065)	(4,833,485)	(40,743,454)
Institutional Class	4,536,303	38,630,937	2,887,192	24,234,144
		$36,633,449		$(24,370,234)

DWS Short Duration Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

56	|	DWS Short Duration Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Short Duration Fund	|	57

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

58	|	DWS Short Duration Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSDF-BFE2025

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DSDF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026